Significant Accounting Policies (Earnings Per Share - Effects of dilutive options and warrants) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Basic EPS
Income	$ 1,234,000	$ 1,635,000	$ 1,413,000	$ 1,395,000	$ 1,211,000	$ 1,601,000	$ 1,367,000	$ 1,192,000	$ 5,675,927	$ 5,370,740	$ 3,351,162
Shares	2,944,001	2,944,001	2,944,001	2,944,001	2,944,001	2,944,001	2,944,001	2,944,001	2,944,001	2,944,001	2,944,001
Per Share Amounts	$ 0.42	$ 0.56	$ 0.48	$ 0.47	$ 0.41	$ 0.54	$ 0.46	$ 0.41	$ 1.93	$ 1.82	$ 1.14
Effect of Diluted Securities:
Senior Convertible Debentures									304,200	304,200	304,200
Senior Convertible Debentures (per Share)									$ (0.09)	$ (0.07)	$ (0.02)
Weighted Average Number of Shares, Restricted Stock									111
Diluted EPS
Income									$ 5,977,693	$ 5,672,506	$ 3,652,928
Shares	3,248,415	3,248,361	3,248,249	3,248,230	3,248,201	3,248,201	3,248,201	3,248,201	3,248,312	3,248,201	3,248,201
Per Share Amounts	$ 0.40	$ 0.53	$ 0.46	$ 0.45	$ 0.40	$ 0.52	$ 0.44	$ 0.39	$ 1.84	$ 1.75	$ 1.12
Dilutive Securities, Effect on Basic Earnings Per Share, Dilutive Convertible Securities									$ 301,766	$ 301,766	$ 301,766
Weighted Average [Member]
Diluted EPS
Share Price	$ 18.61				$ 14.56			$ 11.37	$ 18.61	$ 14.56